Fair Value Measurements (Details) - Schedule of Assets and Liabilities that were measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and cash equivalents	$ 39,605	$ 104,597
Short-term bank deposits	235,600	275,033
Marketable securities	280,495	266,350
Foreign currency derivative contracts	595
Total financial assets	556,295	645,980
Liabilities:
Foreign currency derivative contracts		(1,000)
Level 1 [Member]
Assets:
Cash and cash equivalents	39,605	104,597
Short-term bank deposits	235,600	275,033
Marketable securities
Foreign currency derivative contracts
Total financial assets	275,205	379,630
Liabilities:
Foreign currency derivative contracts
Level 2 [Member]
Assets:
Cash and cash equivalents
Short-term bank deposits
Marketable securities	280,495	266,350
Foreign currency derivative contracts	595
Total financial assets	281,090	266,350
Liabilities:
Foreign currency derivative contracts		(1,000)
Level 3 [Member]
Assets:
Cash and cash equivalents
Short-term bank deposits
Marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Foreign currency derivative contracts